Income Taxes - Deferred Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012
Deferred tax assets
Other	$ 1,000	[1]	$ 0
Unrealized loss on available-for-sale securities(2)	21,000	[1],[2]	0	[2]
Deferred revenue	104,000	[1]	0
Deferred revenue	6,717,000	[1],[3]	0	[3]
Accrued liabilities and reserves	1,815,000	[1]	0
Stock-based compensation	840,000	[1]	0
Total deferred tax assets	9,498,000	[1]	0
Deferred tax liabilities
Intangible assets	32,603,000	[1]	0
Goodwill	410,000	[1]	0
Fixed assets	52,000	[1]	0
Total deferred tax liabilities	33,065,000	[1]	0
Net deferred tax liability	23,567,000	[1]	0
Loss carryforwards	14,200,000
Loss carryforwards, federal	5,700,000
Loss carryforwards, state	$ 1,000,000

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
[2]	Included in other comprehensive income.
[3]	$5.7 million of the Company’s total net operating loss carryforwards tax impact is related to U.S. federal taxes and $1.0 million is related to state taxes.